Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Ordinary shares held	86,042,726	63,272,419
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Number of votes	one vote for each share held at all meetings of stockholders
Preferred stocks remaining